Share-Based Compensation Plans - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions			12 Months Ended
		Mar. 31, 2020 INR (₨) Options ₨ / shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 INR (₨) shares ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2020 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognised on account of cash settled share based plan			₨ 5	$ 0	₨ 8
Share based compensation liability		₨ 13	₨ 13		8		$ 0
Potential ordinary share transactions [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | Options		58,420
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards			₨ 1
Performance period of awards			Performance period is three years, with no re-testing being allowed	Performance period is three years, with no re-testing being allowed
Share-based payment transactions expense recognized			₨ 754	$ 10	₨ 822	₨ 468
Weighted average share price at date of exercise of stock options			₨ 126.02
Weighted average remaining contractual life of Options			2 years 3 months 10 days	2 years 3 months 10 days	2 years 3 months 25 days
Number of share options exercised in share-based payment arrangement | shares	[1]		620,441	620,441
CIESOP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of awards			₨ 0		₨ 0
Performance period of awards			3 years from the date of grant	3 years from the date of grant
Weighted average share price at date of exercise of stock options					₨ 232.7
Weighted average remaining contractual life of Options			1 year 5 months 15 days	1 year 5 months 15 days	2 years 2 months 26 days
Weighted average exercise price		₨ 288.2	₨ 288.2		₨ 279.2	₨ 275.5
Number of share options exercised in share-based payment arrangement | shares					235,169
Employee share option plan of Vedanta Resources Plc [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period of awards			Performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses	Performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses
Expense recognised on account of cash settled share based plan			₨ 221	$ 3	₨ 206
Share based compensation liability		₨ 511	511		343		$ 7
Amount recovered by the Parent | ₨					150	₨ 527
Expense recognised on account of equity settled share based plan			980	13	1,186
Share based payments capitalised			₨ 253	$ 3	₨ 10
Weighted average exercise price | $ / shares							$ 0.10

[1]	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.